Derivative Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Note 7—Derivative Instruments
From time to time, we enter into Hedging Derivatives to manage the economic risk of changes in interest rates. We do not enter into derivative transactions for speculative or trading purposes. Designated hedges are derivatives that meet the criteria for hedge accounting and for which we have elected to designate them as hedges. Non-Designated Hedges are derivatives that do not meet the criteria for hedge accounting or we have not elected to designate them as hedges.
Designated Hedges
We have entered into various interest rate swap agreements, as outlined in the table below. Certain of the Invitation Homes Partnerships and certain Borrower Entities guaranteed the obligations under each of the interest rate swaps from the date the swaps were entered into through the date of the IPO. Each of these swaps was accounted for as a non-designated hedge until January 31, 2017, when the criteria for hedge accounting were met as a result of the Pre-IPO Transactions described in Note 1. At that time, we designated these swaps for hedge accounting purposes; and the effective portion of changes in the fair value of these swaps is recorded in other comprehensive income subsequent to that date.
The table below summarizes our interest rate swap instruments as of June 30, 2017:

Agreement Date	Forward Effective Date	Maturity Date	Strike Rate	Index	Notional Amount
December 21, 2016	February 28, 2017	January 31, 2022	1.97%	One-month LIBOR	$750,000
December 21, 2016	February 28, 2017	January 31, 2022	1.97%	One-month LIBOR	750,000
January 12, 2017	February 28, 2017	August 7, 2020	1.59%	One-month LIBOR	1,100,000
January 13, 2017	February 28, 2017	June 9, 2020	1.63%	One-month LIBOR	595,000
January 20, 2017	February 28, 2017	March 9, 2020	1.60%	One-month LIBOR	325,000

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive income on the condensed consolidated balance sheets and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. During the six months ended June 30, 2017, such derivatives were used to hedge the variable cash flows associated with existing variable-rate interest payments. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. Changes in fair value related to the ineffective portion of our Designated Hedges resulted in an unrealized gain of $38 for the six months ended June 30, 2017, which is included in interest expense in our condensed consolidated statements of operations.
Amounts reported in accumulated other comprehensive income related to derivatives will be reclassified to interest expense as interest payments are made on our variable-rate debt. During the next twelve months, we estimate that an additional $11,452 will be reclassified to earnings as an increase to interest expense. There were no interest rate swap agreements outstanding during the six months ended June 30, 2016.
Non-Designated Hedges
Concurrent with entering into certain of the mortgage loan agreements, we entered into and maintain interest rate cap agreements with terms and notional amounts equivalent to the terms and amounts of the loans made by the third-party lenders and strike prices ranging from approximately 2.52% to 3.09% (collectively, the “Strike Prices”). To the extent that the maturity date of one or more of the loans is extended through an exercise of one or more of the extension options, replacement or extension interest rate cap agreements must be executed with terms similar to those associated with the initial interest rate cap agreements and strike prices equal to the greater of the Strike Prices and the interest rate at which the debt service coverage ratio (as defined) is not less than 1.2 to 1.0. The interest rate cap agreements, including all of our rights to payments owed by the counterparty and all other rights, have been pledged as additional collateral for the loans.
Changes in fair value related to Non-Designated Hedges resulted in unrealized losses of $3,802 for the six months ended June 30, 2017, which are included in interest expense in our condensed consolidated statements of operations. Of the unrealized losses, $3,674 related to changes in value on interest rate swaps prior to their designation on January 31, 2017, and $128 related to the non-designated interest rate caps.
Tabular Disclosure of Fair Values of Derivative Instruments on the Condensed Consolidated Balance Sheets
The table below presents the fair value of our derivative financial instruments as well as their classification on the condensed consolidated balance sheets as of June 30, 2017 and December 31, 2016:

	Asset Derivatives			Liability Derivatives
		Fair Value at:			Fair Value at:
	Balance Sheet Location	June 30, 2017	December 31, 2016	Balance Sheet Location	June 30, 2017	December 31, 2016
Derivatives designated as hedging instruments:
Interest rate swaps	Other assets	$2,955	$—	Other liabilities	$9,872	$—
Derivatives not designated as hedging instruments:
Interest rate swaps	Other assets	—	—	Other liabilities	—	8,683
Interest rate caps	Other assets	—	29	Other liabilities	—	—
Total		$2,955	$29		$9,872	$8,683

Tabular Disclosure of the Effect of Derivative Instruments on the Condensed Consolidated Statements of Operations
The tables below present the effect of our derivative financial instruments on the condensed consolidated statements of operations for the three months ended June 30, 2017 and 2016:

	Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain (Loss) Reclassified from Accumulated OCI into Net Loss (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Net Loss (Effective Portion)		Location of Gain (Loss) Recognized in Net Loss on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Net Loss on Derivative (Ineffective Portion and Amounts Excluded from Effectiveness Testing)
	For the Three Months Ended June 30,			For the Three Months Ended June 30,			For the Three Months Ended June 30,
	2017	2016		2017	2016		2017	2016
Derivatives in cash flow hedging relationships:
Interest rate swaps	$(14,759)	$—	Interest expense	$(6,059)	$—	Interest expense	$37	$—

	Location of Gain (Loss) Recognized in Net Loss on Derivative	Amount of Gain (Loss) Recognized in Net Loss on Derivative
		For the Three Months Ended June 30,
		2017	2016
Derivatives not designated as hedging instruments:
Interest rate swaps	Interest expense	$—	$—
Interest rate caps	Interest expense	(50)	—
Total		$(50)	$—
The tables below present the effect of our derivative financial instruments on the condensed consolidated statements of operations for the six months ended June 30, 2017 and 2016:

	Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain (Loss) Reclassified from Accumulated OCI into Net Loss (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Net Loss (Effective Portion)		Location of Gain (Loss) Recognized in Net Loss on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Net Loss on Derivative (Ineffective Portion and Amounts Excluded from Effectiveness Testing)
	For the Six Months Ended June 30,			For the Six Months Ended June 30,			For the Six Months Ended June 30,
	2017	2016		2017	2016		2017	2016
Derivatives in cash flow hedging relationships:
Interest rate swaps	$(4,198)	$—	Interest expense	$(8,770)	$—	Interest expense	$38	$—

	Location of Gain (Loss) Recognized in Net Loss on Derivative	Amount of Gain (Loss) Recognized in Net Loss on Derivative
		For the Six Months Ended June 30,
		2017	2016
Derivatives not designated as hedging instruments:
Interest rate swaps	Interest expense	$(3,674)	$—
Interest rate caps	Interest expense	(128)	—
Total		$(3,802)	$—

Credit-Risk-Related Contingent Features
We have agreements with our derivative counterparties for our interest rate swap agreements that contain a provision where we could be declared in default on our derivative obligations if repayment of the underlying indebtedness is accelerated by the lender due to our default on the indebtedness.
As of June 30, 2017, the fair value of interest rate swap derivatives in a net liability position, which includes accrued interest but excludes any adjustment for nonperformance risk, related to these agreements was $10,445. As of June 30, 2017, we have not posted any collateral related to these agreements. If we have breached any of these provisions at June 30, 2017, we could have been required to settle its obligations under the agreements at their termination value of $10,445.

Derivative Instruments
From time to time, we enter into derivative instruments to manage the economic risk of changes in interest rates. We do not enter into derivative transactions for speculative or trading purposes. Non-designated hedges are derivatives that do not meet the criteria for hedge accounting or for which we did not elect to designate as accounting hedges. As of December 31, 2016, all of our derivative instruments are non-designated hedges. As such, changes in the fair value of our non-designated derivatives are recorded in interest expense in the accompanying combined and consolidated statements of operations.
Concurrent with entering into the mortgage loan agreements, we entered into and now maintain interest rate cap agreements with terms and notional amounts equivalent to the terms and amounts of the loans made by the third-party lenders and strike prices equal to approximately 3.46% for IH1 2013-1, 3.82% for IH1 2014-1, 3.09% for IH1 2014-2, 2.59% for IH1 2014-3, 2.07% for IH2 2015-1, 2.71% for IH2 2015-2, and 2.52% for IH2 2015-3 (collectively, the “Strike Prices”). To the extent that the maturity date of one or more of the loans is extended through an exercise of one or more of the extension options, replacement or extension interest rate cap agreements must be executed with terms similar to those associated with the initial interest rate cap agreements and strike prices equal to the greater of the Strike Prices and the interest rate at which the debt service coverage ratio (as defined) is not less than 1.2 to 1.0. The interest rate cap agreements, including all of our rights to payments owed by the counterparty and all other rights, have been pledged as additional collateral for the loans. As of December 31, 2016 and 2015, interest rate caps had a carrying value of $0 and $101, respectively.
On December 21, 2016, the Operating Partnership entered into forward interest rate swap agreements with two financial institutions for an aggregate notional amount of $1,500,000 to hedge the risk arising from changes in one-month LIBOR. The interest rate swaps began February 28, 2017, mature January 31, 2022, and will effectively convert one-month LIBOR interest payments to a fixed rate of 1.97%. Certain of the Invitation Homes Partnerships and certain Borrower Entities have guaranteed the Operating Partnership’s obligations under the interest rate swaps. For the year ended December 31, 2016, unrealized losses of $8,683, are included in interest expense in the combined and consolidated statements of operations for our non-designated interest rate swap instruments. There were no interest rate swaps outstanding for the years ended December 31, 2015 and 2014. As a result of the Pre-IPO Transactions described in Note 1, we have designated these swaps for hedge accounting purposes; and the effective portion thereof will be recorded in other comprehensive income as of January 31, 2017.
The table below summarizes our interest rate swap instruments as of December 31, 2016:

Counterparty	Notional Amount	Forward Effective Date	Maturity Date	Strike Rate	Index
Wells Fargo Bank, N.A.	$750,000	February 28, 2017	January 31, 2022	1.97%	One-month LIBOR
Bank of America, N.A.	750,000	February 28, 2017	January 31, 2022	1.97%	One-month LIBOR

See Note 11 for the details of fair value for the swaps as of December 31, 2016 and 2015. Subsequent to December 31, 2016, we entered into additional interest rate swap agreements as more fully described in Note 14.